OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current
Work in progress	$ 450	$ 505
Prepayments and other assets	646	719
Non-current assets or disposal groups classified as held for sale	38	139
Total current	1,134	1,363
Non-current
Work in progress	60	72
Prepayments and other assets	275	357
Total non-current	$ 335	$ 429